INTEREST BEARING LOANS AND BORROWINGS - Narrative (Details) $ in Thousands	1 Months Ended																																3 Months Ended	12 Months Ended						25 Months Ended
	Apr. 26, 2024 USD ($)	Mar. 31, 2024 USD ($) tanker	Feb. 29, 2024 USD ($) tanker	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessels	Nov. 30, 2023 USD ($) facility	Oct. 31, 2023	Jun. 30, 2023 USD ($)	May 31, 2023 USD ($)	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) vessels	Nov. 30, 2022 USD ($)	Oct. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Jul. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Dec. 31, 2021 USD ($) vessels	Nov. 30, 2021 USD ($) tanker	Oct. 31, 2021 USD ($) vessels	Sep. 30, 2021 USD ($) vessels	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Nov. 30, 2020 USD ($) tanker	Jun. 30, 2020 USD ($) vessels	May 31, 2020 USD ($) vessels tanker	Mar. 31, 2020 USD ($) tanker	Nov. 30, 2019 USD ($) tanker	Feb. 28, 2017 USD ($)	Aug. 31, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2024 USD ($) vessels tanker	Dec. 31, 2023 USD ($) vessels tanker	Dec. 31, 2022 USD ($) vessels tanker	Dec. 31, 2021 USD ($) vessels tanker	Dec. 31, 2018 USD ($) tanker	Dec. 31, 2017 USD ($) tanker	Dec. 31, 2016 USD ($) tanker	Dec. 31, 2023 USD ($) vessels	Jun. 30, 2017 USD ($)
Disclosure of financial liabilities [line items]
Proceeds from issuance of debt																																		$ 1,609,449	$ 651,248	$ 403,868
Repayments of borrowings																																		536,587	597,834	$ 219,521
Long-term debt					$ 3,194,464																													3,194,464	$ 2,112,460					$ 3,194,464
Amendments agreements, aggregate outstanding loan					$ 1,634,100																													$ 1,634,100						$ 1,634,100
Amendments agreements, weighted average credit adjustment spread					0.0015																													0.0015						0.0015
Amendments agreements, weighted average credit adjustment spread, interest period					3 months																													3 months						3 months
Debt instrument, covenant compliance, cash maintained, percentage					50.00%																													50.00%	50.00%					50.00%
Debt instrument, covenant compliance, cash required to be maintained, percentage					50.00%																													50.00%						50.00%
Covenant compliance, undrawn credit facility availability																																		12 months
Cash required by financial loan covenant
Disclosure of financial liabilities [line items]
Cash					$ 75,400																													$ 75,400	$ 54,400					$ 75,400
LR2 Tanker
Disclosure of financial liabilities [line items]
Number of tankers sold | tanker																																			2	2
Number of newbuildings delivered | vessels																																				4
Suezmax tanker
Disclosure of financial liabilities [line items]
Number of tankers sold | tanker																																		2
VLCC vessels
Disclosure of financial liabilities [line items]
Number of tankers sold | vessels																																		1
Number of newbuildings delivered | vessels											2																							2	4	2
Number of newbuild vessels | vessels					0														6															0	2	6				0
VLCC vessels | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Number of vessels delivered | vessels																																	13
$252.4 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					$ 252,400										$ 252,400																			$ 252,400						$ 252,400
Line of credit facility, maximum borrowing capacity															$ 252,400
Interest rate amortization profile															18 years
Proceeds from issuance of debt														$ 252,400
Repayments of borrowings														262,000
$252.4 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis															1.80%
$328.6 million term loan facility
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity															$ 328,600
$34.8 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					34,800								$ 34,800																					34,800						34,800
Line of credit facility, maximum borrowing capacity													$ 34,800
Interest rate amortization profile													20 years
Proceeds from issuance of debt												$ 34,800
Repayments of borrowings												$ 35,900
$34.8 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis													1.80%
$50.0 million term loan facility
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity													$ 50,000
$250.7 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					250,700										$ 250,700										$ 250,700									250,700						250,700
Line of credit facility, maximum borrowing capacity																									250,700
Proceeds from issuance of debt																									$ 250,700
Repayments of borrowings																																				$ 46,500
Number of tankers sold | tanker																																				2
$250.7 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																									1.90%
Interest rate amortization profile																									18 years
$219.6 million term loan facility | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Notional amount		$ 219,600																															$ 219,600
Interest rate amortization profile		18 years
Proceeds from issuance of debt		$ 101,000
Number of tankers refinanced | tanker		6																															6
Term of debt		5 years
$219.6 million term loan facility | Secured Overnight Financing Rate (SOFR) | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis		1.80%																															1.80%
$100.8 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					100,800																				$ 100,800									100,800						100,800
Line of credit facility, maximum borrowing capacity																									$ 100,800
Interest rate amortization profile																									17 years
Proceeds from issuance of debt																									$ 100,800
$100.8 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																									1.90%
$328.4 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					328,400																										$ 328,400			328,400						328,400
Line of credit facility, maximum borrowing capacity																															$ 328,400
Interest rate amortization profile																															18 years
Proceeds from issuance of debt																																						$ 165,900	$ 109,000
$328.4 million term loan facility | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																						3	1
$328.4 million term loan facility | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																						2	2
$321.6 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					321,600																									$ 321,600				321,600						321,600
Line of credit facility, maximum borrowing capacity																														$ 321,600
Interest rate amortization profile																														15 years
Proceeds from issuance of debt																																					$ 32,000	$ 252,700
$321.6 million term loan facility | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																					1	3
$321.6 million term loan facility | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																																						4
$129.4 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					129,400				$ 129,400																									129,400						129,400
Line of credit facility, maximum borrowing capacity									$ 129,400
Interest rate amortization profile									18 years
Proceeds from issuance of debt								$ 129,400
Term of debt									5 years
$129.4 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis									1.80%
$110.5 million term loan facility (ING)
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity																																									$ 80,100
Repayments of borrowings								84,500
$110.5 million term loan facility (ING) | London Interbank Offered Rate (LIBOR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																																									1.90%
$104.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					104,000													$ 104,000																104,000						104,000
Line of credit facility, maximum borrowing capacity																		$ 104,000
Interest rate amortization profile																		18 years
Proceeds from issuance of debt																	$ 104,000
$104.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																		1.80%
$110.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					110,500																													110,500						110,500	$ 110,500
Line of credit facility, maximum borrowing capacity																		$ 110,500
Repayments of borrowings						$ 90,900											$ 96,400
Balloon payments																																									$ 89,000
$60.6 million term loan facility (Deka) and $63.5 million term loan facility (Deka)
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity						$ 124,100
Interest rate amortization profile						18 years
Number of new senior secured term loan facilities | facility						2
Proceeds from borrowings, remaining amount						$ 33,200
$60.6 million term loan facility (Deka) and $63.5 million term loan facility (Deka) | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis						1.71%
$60.6 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					60,600	$ 60,600																												60,600						60,600
Term of debt						4 years
$63.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					63,500	$ 63,500																												63,500						63,500
Term of debt						6 years
$544.0 million lease financing
Disclosure of financial liabilities [line items]
Notional amount					544,000																							$ 544,000						544,000						544,000
Interest rate amortization profile																												17 years 9 months 18 days
Term of debt																												7 years
Sale leaseback agreement, maximum amount																												$ 544,000
$544.0 million lease financing | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of vessels acquired | tanker																												10
$544.0 million lease financing | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																												2.30%
$42.9 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					42,900																								$ 42,900					42,900						42,900
Line of credit facility, maximum borrowing capacity																													$ 42,900
Interest rate amortization profile													18 years
Proceeds from issuance of debt																											$ 42,900
Term of debt																													5 years
$42.9 million term loan facility | Suezmax tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																											1		1
$42.9 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																													1.90%
$62.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					62,500																						$ 62,500							62,500						62,500
Line of credit facility, maximum borrowing capacity																											$ 62,500
Interest rate amortization profile																											18 years
Proceeds from issuance of debt																										$ 62,500
Term of debt																											5 years
$62.5 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																										1	1
$62.5 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																											1.90%
$133.7 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					133,700																	$ 133,700			$ 133,700									133,700						133,700
Line of credit facility, maximum borrowing capacity																									$ 133,700
Interest rate amortization profile																									17 years
Proceeds from issuance of debt																				$ 33,400		33,400	$ 33,400	$ 33,400
Term of debt																									12 years
$133.7 million term loan facility | LR2 Tanker
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | tanker																				4					4
$94.5 million term loan facility | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Line of credit facility, maximum borrowing capacity			$ 94,500
Interest rate amortization profile			20 years
Proceeds from issuance of debt			$ 38,000
Number of tankers refinanced | tanker			2
Term of debt			5 years
$94.5 million term loan facility | Secured Overnight Financing Rate (SOFR) | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis			1.80%
$58.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					58,500																	58,500												58,500						58,500
Line of credit facility, maximum borrowing capacity																						$ 58,500
Interest rate amortization profile																						20 years
Proceeds from issuance of debt																				$ 58,500
Term of debt																						5 years
$58.5 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																						1
$58.5 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																						1.70%
$58.5 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					58,500																	$ 58,500												58,500						58,500
Line of credit facility, maximum borrowing capacity																						$ 58,500
Interest rate amortization profile																						20 years
Proceeds from issuance of debt																					$ 58,500
Term of debt																						5 years
$58.5 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																						1
$58.5 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																						1.70%
$130.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					130,000																130,000													130,000						130,000
Line of credit facility, maximum borrowing capacity																					$ 130,000
Interest rate amortization profile													20 years
Proceeds from issuance of debt																$ 65,000		$ 65,000
Term of debt																					5 years
$130.0 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																					2
Number of newbuild vessels | vessels																					6
$130.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																					1.70%
$65.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					65,000														$ 65,000															65,000		$ 65,000				65,000
Line of credit facility, maximum borrowing capacity																			$ 65,000																	$ 65,000
Interest rate amortization profile																			20 years
Proceeds from issuance of debt													$ 65,000
Term of debt																			5 years
$65.0 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																			1
Number of newbuild vessels | vessels																			6																	6
$65.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																			1.70%																	1.70%
$65.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					65,000														$ 65,000															65,000		$ 65,000				65,000
Line of credit facility, maximum borrowing capacity																			$ 65,000																	$ 65,000
Interest rate amortization profile																			20 years
Proceeds from issuance of debt														$ 65,000
Term of debt																			5 years
$65.0 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																			1
Number of newbuild vessels | vessels																			6																	6
$65.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																			1.70%																	1.70%
$65.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					65,000														$ 65,000															65,000		$ 65,000				65,000
Line of credit facility, maximum borrowing capacity																			$ 65,000																	$ 65,000
Interest rate amortization profile																			20 years
Proceeds from issuance of debt											$ 65,000
Term of debt																			5 years
$65.0 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																			1
Number of newbuild vessels | vessels																			6																	6
$65.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																			1.70%																	1.70%
$65.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					65,000														$ 65,000															65,000		$ 65,000				65,000
Line of credit facility, maximum borrowing capacity																			$ 65,000																	$ 65,000
Interest rate amortization profile																			18 years
Proceeds from issuance of debt											$ 65,000
Term of debt																			5 years
$65.0 million term loan facility | VLCC vessels
Disclosure of financial liabilities [line items]
Number of newbuildings delivered | vessels																			1
$65.0 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of financial liabilities [line items]
Borrowings, adjustment to interest rate basis																			1.70%																	1.70%
$1,410.0 million term loan facility
Disclosure of financial liabilities [line items]
Notional amount					1,410,000	$ 1,410,000																												1,410,000						1,410,000
Line of credit facility, maximum borrowing capacity						$ 1,410,000
Interest rate amortization profile						20 years
Proceeds from issuance of debt																																								891,300
Term of debt						5 years
Undrawn borrowing facilities					518,700																													518,700						518,700
$275.0 million revolving credit facility
Disclosure of financial liabilities [line items]
Notional amount					275,000																											$ 275,000		275,000						275,000
Line of credit facility, maximum borrowing capacity																																$ 275,000
Proceeds from issuance of debt					99,700
Repayments of borrowings								$ 74,400		$ 60,000
Term of debt																																18 months
Undrawn borrowing facilities					100,000																													100,000						100,000
Borrowings, interest rate							10.00%					8.50%																				6.25%
Extension period							20 months					12 months
Long-term debt					175,000																													175,000	$ 209,700					175,000
$275.0 million revolving credit facility | Major repayment of debt
Disclosure of financial liabilities [line items]
Repayments of borrowings	$ 100,000
$539.9 million Shareholder loan facility
Disclosure of financial liabilities [line items]
Notional amount					539,900	$ 539,900																												539,900						539,900
Line of credit facility, maximum borrowing capacity						$ 539,900
Proceeds from issuance of debt																																								235,000
Term of debt						5 years
Undrawn borrowing facilities					$ 304,900																													$ 304,900						$ 304,900
$539.9 million Shareholder loan facility | Entering into significant commitments or contingent liabilities
Disclosure of financial liabilities [line items]
Proceeds from issuance of debt				$ 60,000